UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Pkwy, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 10/31

Date of reporting period: 1/31/17

Item 1. Schedule of Investments.

Dana Large Cap Equity Fund

Schedule of Investments

January 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.96%
Consumer Discretionary — 12.45%
CBS Corp., Class B	42,200	$2,721,478
Comcast Corp., Class A	38,000	2,865,960
D.R. Horton, Inc.	98,200	2,937,162
Lear Corp.	19,400	2,756,546
Lowe’s Cos., Inc.	38,300	2,798,964
Royal Caribbean Cruises Ltd.	33,300	3,117,879

		17,197,989

Consumer Staples — 9.23%
Altria Group, Inc.	37,000	2,633,660
Dr. Pepper Snapple Group, Inc.	28,200	2,571,840
Ingredion, Inc.	20,200	2,589,438
Kimberly-Clark Corp.	21,000	2,543,730
Sysco Corp.	46,000	2,413,160

		12,751,828

Energy — 7.05%
Chevron Corp.	22,800	2,538,780
Exxon Mobil Corp.	28,600	2,399,254
Schlumberger Ltd.	29,000	2,427,590
Spectra Energy Corp.	57,000	2,374,050

		9,739,674

Financials — 14.25%
Bank of America Corp.	120,000	2,716,800
Chubb Ltd.	20,000	2,629,800
Citizens Financial Group, Inc.	77,000	2,785,090
Discover Financial Services	35,000	2,424,800
JPMorgan Chase & Co.	29,000	2,454,270
Morgan Stanley	63,000	2,676,870
Prudential Financial, Inc.	19,000	1,997,090
Starwood Property Trust, Inc.	90,000	2,003,400

		19,688,120

Health Care — 13.47%
AbbVie, Inc.	42,000	2,566,620
Amgen, Inc.	17,600	2,757,568
Johnson & Johnson	23,200	2,627,400
Pfizer, Inc.	79,400	2,519,362
STERIS PLC	37,800	2,677,374
Stryker Corp.	22,500	2,779,425
UnitedHealth Group, Inc.	16,500	2,674,650

		18,602,399

Industrials — 10.31%
Alaska Air Group, Inc.	30,000	2,814,600
Boeing Co./The	17,700	2,892,534
Honeywell International, Inc.	23,400	2,768,688
Owens Corning	52,000	2,873,000
Stanley Black & Decker, Inc.	23,400	2,901,600

		14,250,422

See accompanying notes which are an integral part of these schedule of investments.

Information Technology — 21.09%
Activision Blizzard, Inc.	73,800	$2,967,498
Alphabet, Inc., Class A *	3,300	2,706,627
Apple, Inc.	27,600	3,349,260
Broadcom Ltd.	15,000	2,992,500
Broadridge Financial Solutions, Inc.	41,000	2,727,730
CDW Corp.	51,000	2,627,010
Cisco Systems, Inc.	1,000	30,720
Facebook, Inc., Class A *	22,300	2,906,136
Juniper Networks, Inc.	110,000	2,945,800
Lam Research Corp.	27,000	3,101,220
Microsoft Corp.	43,000	2,779,950

		29,134,451

Materials — 2.89%
Albemarle Corp.	20,000	1,852,800
Packaging Corp. of America	23,200	2,138,576

		3,991,376

Real Estate — 2.66%
American Tower Corp.	19,000	1,966,500
Prologis, Inc.	35,000	1,709,750

		3,676,250

Telecommunication Services — 2.45%
AT&T, Inc.	43,000	1,812,880
Verizon Communications, Inc.	32,000	1,568,320

		3,381,200

Utilities — 3.11%
Exelon Corp.	61,600	2,210,208
WEC Energy Group, Inc.	35,400	2,090,370

		4,300,578

Total Common Stocks (Cost $122,916,331)		136,714,287

Short-Term Investments — 1.08%
Federated Government Obligations Fund, Institutional Class, 0.45% (a)	1,490,144	1,490,144

Total Short-Term Investments (Cost $1,490,144)		1,490,144

Total Investments – 100.04% (Cost $124,406,475)		138,204,431

Liabilities in Excess of Other Assets – (0.04)%		(61,602)

NET ASSETS – 100.00%		$138,142,829

(a)	Rate disclosed is the seven day effective yield as of January 31, 2017.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these schedule of investments.

Dana Small Cap Equity Fund

Schedule of Investments

January 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.05%
Consumer Discretionary — 12.05%
Columbia Sportswear Co.	4,034	$219,329
Ethan Allen Interiors, Inc.	6,932	201,721
Finish Line, Inc./The, Class A	12,437	213,916
Horizon Global Corp. *	11,736	229,673
LCI Industries	1,887	207,098
Marriott Vacations Worldwide Corp.	2,549	220,437
Sinclair Broadcast Group, Inc., Class A	7,076	238,815
Vail Resorts, Inc.	1,266	217,170

		1,748,159

Consumer Staples — 2.82%
Amplify Snack Brands, Inc. *	20,038	192,966
Casey’s General Stores, Inc.	1,876	215,552

		408,518

Energy — 3.67%
Callon Petroleum Co. *	11,048	168,813
Carrizo Oil & Gas, Inc. *	5,030	177,861
Matrix Service Co. *	8,306	186,054

		532,728

Financials — 16.85%
Bank of the Ozarks, Inc.	5,162	283,239
CenterState Banks, Inc.	10,775	262,802
First Merchants Corp.	7,414	284,179
Home BancShares, Inc.	10,074	271,394
James River Group Holdings Ltd.	6,409	254,117
Pinnacle Financial Partners, Inc.	4,208	281,305
Primerica, Inc.	3,588	270,715
Renasant Corp.	6,671	265,506
Western Alliance Bancorp *	5,491	271,146

		2,444,403

Health Care — 12.86%
AMN Healthcare Services, Inc. *	5,562	199,398
ANI Pharmaceuticals, Inc. *	3,506	211,938
Ligand Pharmaceuticals, Inc., Class B *	1,904	201,843
Masimo Corp. *	2,898	213,235
Natus Medical, Inc. *	5,225	204,036
NuVasive, Inc. *	2,775	196,387
Sucampo Pharmaceuticals, Inc., Class A *	16,805	187,376
Supernus Pharmaceuticals, Inc. *	7,688	207,960
VCA, Inc. *	2,697	244,348

		1,866,521

Industrials — 14.22%
Air Transport Services Group, Inc. *	13,478	217,400
Apogee Enterprises, Inc.	3,585	204,632
Comfort Systems USA, Inc.	6,297	213,153
Dycom Industries, Inc. *	2,439	196,730
Hawaiian Holdings, Inc. *	4,000	203,800
Lydall, Inc. *	3,558	217,038
Mueller Water Products, Inc.	16,146	217,325
On Assignment, Inc. *	4,476	202,673
Patrick Industries, Inc. *	2,430	198,652
TriNet Group, Inc. *	7,564	192,352

		2,063,755

See accompanying notes which are an integral part of these schedule of investments.

Information Technology — 17.05%
Advanced Energy Industries, Inc. *	3,720	$218,885
ARRIS International PLC *	7,383	211,006
Ciena Corp. *	9,180	223,441
Coherent, Inc. *	1,520	239,750
Euronet Worldwide, Inc. *	3,050	218,136
Fabrinet *	5,701	240,183
Gigamon, Inc. *	6,727	223,000
Manhattan Associates, Inc. *	4,464	228,825
MKS Instruments, Inc.	3,502	230,782
Rudolph Technologies, Inc. *	9,865	226,402
Synchronoss Technologies, Inc. *	5,541	213,439

		2,473,849

Materials — 4.75%
Berry Plastics Group, Inc. *	4,242	216,469
Ferro Corp. *	16,704	236,195
Neenah Paper, Inc.	2,885	237,003

		689,667

Real Estate — 9.55%
Armada Hoffler Properties, Inc.	15,936	219,598
Colony NorthStar, Inc., Class A	18,508	257,626
CoreSite Realty Corp.	2,597	223,680
LTC Properties, Inc.	4,758	222,056
Monmouth Real Estate Investment Corp.	15,421	225,147
Summit Hotel Properties, Inc.	15,034	237,988

		1,386,095

Telecommunication Services — 0.77%
Consolidated Communications Holdings, Inc.	4,241	111,581

Utilities — 3.46%
Chesapeake Utilities Corp.	3,856	252,182
Southwest Gas Corp.	3,092	249,122

		501,304

Total Common Stocks (Cost $12,636,554)		14,226,580

Short-Term Investments — 1.63%
Federated Government Obligations Fund, Institutional Class, 0.45% (a)	236,136	236,136

Total Short-Term Investments (Cost $236,136)		236,136

Total Investments – 99.68% (Cost $12,872,690)		14,462,716

Other Assets in Excess of Liabilities – 0.32%		46,379

NET ASSETS – 100.00%		$14,509,095

(a)	Rate disclosed is the seven day effective yield as of January 31, 2017.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these schedule of investments.

At January 31, 2017, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation/(Depreciation)
Dana Large Cap Equity Fund	$124,414,356	$14,381,849	$(591,774)	$13,790,075
Dana Small Cap Equity Fund	12,884,982	1,928,987	(351,253)	1,577,734

Dana Funds

Notes to the Schedule of Investments

January 31, 2017

(Unaudited)

The Dana Large Cap Equity Fund (the “Large Cap Fund”) and the Dana Small Cap Equity Fund (the “Small Cap Fund”) (each a “Fund” and, collectively the “Funds”) are each an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income –The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates.

Each Fund holds Real Estate Investment Trust’s (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the REITs underlying taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from REITs that represent a return of capital or capital gains are recorded as a reduction of the cost of the REITs or as a realized gain, respectively.

Securities Valuation and Fair Value Measurements –All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based, on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the Fund. These securities are categorized as Level 1 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust (the “Trust”) valuation policies, Dana Investment Advisors, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2017:

Large Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$136,714,287	$—	$—	$136,714,287
Short-Term Investments	1,490,144	—	—	1,490,144

Total	$138,204,431	$—	$—	$138,204,431

Small Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$14,226,580	$—	$—	$14,226,580
Short-Term Investments	236,136	—	—	236,136

Total	$14,462,716	$—	$—	$14,462,716

*	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Funds did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of January 31, 2017 based on input levels assigned at October 31, 2016.

Foundry Partners Fundamental Small Cap Value Fund

Schedule of Investments

January 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.32%
Consumer Discretionary — 10.96%
Aaron’s, Inc.	38,624	$1,195,027
American Axle & Manufacturing Holdings, Inc. *	129,825	2,648,430
Big 5 Sporting Goods Corp.	23,009	354,339
Big Lots, Inc.	19,985	999,250
Bloomin’ Brands, Inc.	41,788	714,993
Brinker International, Inc.	27,635	1,229,757
Cooper Tire & Rubber Co.	38,226	1,385,692
DeVry Education Group, Inc.	36,732	1,230,522
Finish Line, Inc./The, Class A	24,540	422,088
Helen of Troy Ltd. *	8,083	754,144
John Wiley & Sons, Inc., Class A	16,319	899,177
KB Home	87,970	1,440,949
M/I Homes, Inc. *	20,607	518,060
Meredith Corp.	37,011	2,268,774
Movado Group, Inc.	18,420	500,103
Rent-A-Center, Inc.	29,965	268,486

		16,829,791

Consumer Staples — 0.57%
SpartanNash Co.	23,280	881,381

Energy — 0.85%
Aegean Marine Petroleum Network, Inc.	28,375	313,544
Denbury Resources, Inc. *	130,390	436,807
Gran Tierra Energy, Inc. *	212,450	548,121

		1,298,472

Financials — 25.29%
Allied World Assurance Co. Holdings AG	32,948	1,750,527
Aspen Insurance Holdings Ltd.	36,396	2,052,734
Associated Banc-Corp.	109,230	2,763,519
Chemical Financial Corp.	12,378	611,845
Clifton Bancorp, Inc.	21,102	327,503
Donnelley Financial Solutions, Inc. *	29,020	698,802
Endurance Specialty Holdings Ltd.	18,264	1,692,890
F.N.B. Corp.	83,264	1,243,964
First Midwest Bancorp, Inc.	66,010	1,602,723
Fulton Financial Corp.	161,000	2,930,200
Hancock Holding Co.	73,235	3,357,825
Hanover Insurance Group, Inc.	18,470	1,550,372
International Bancshares Corp.	47,114	1,747,929
Janus Capital Group, Inc.	71,749	896,863
Nelnet, Inc., Class A	16,913	829,244
Old National Bancorp	147,780	2,623,095
Prosperity Bancshares, Inc.	22,958	1,667,440
TCF Financial Corp.	106,667	1,850,672
Umpqua Holdings Corp.	89,073	1,630,927
Waddell & Reed Financial, Inc., Class A	25,460	459,553
Washington Federal, Inc.	90,320	2,967,012
WesBanco, Inc.	13,460	558,590
Wintrust Financial Corp.	42,296	3,028,394

		38,842,623

See accompanying notes which are an integral part of this schedule of investments.

Health Care — 4.42%
Almost Family, Inc. *	7,528	355,698
Charles River Laboratories International, Inc. *	14,685	1,186,548
Hill-Rom Holdings, Inc.	30,399	1,789,589
Integra LifeSciences Holdings Corp. *	6,510	271,662
Owens & Minor, Inc.	38,037	1,364,768
Select Medical Holdings Corp. *	115,094	1,432,920
Triple-S Management Corp., Class B *	20,617	393,991

		6,795,176

Industrials — 17.94%
AAR Corp.	49,146	1,572,181
Aegion Corp. *	42,412	986,503
Aircastle Ltd.	93,484	2,084,693
Barnes Group, Inc.	58,727	2,826,531
Brink’s Co./The	38,415	1,709,467
Crane Co.	33,242	2,394,754
EMCOR Group, Inc.	29,120	2,029,373
EnerSys	24,215	1,887,559
Global Brass & Copper Holdings, Inc.	38,196	1,266,197
Hillenbrand, Inc.	33,857	1,237,473
Hyster-Yale Materials Handling, Inc., Class A	14,695	904,036
LSC Communications, Inc.	13,821	362,387
Matthews International Corp., Class A	17,345	1,169,920
Navigant Consulting, Inc. *	27,270	673,569
Park-Ohio Holdings, Corp.	9,899	443,970
R.R. Donnelley & Sons Co.	36,857	632,098
Regal-Beloit Corp.	25,880	1,878,888
Tutor Perini Corp. *	58,357	1,739,039
Universal Forest Products, Inc.	12,440	1,265,272
Wesco Aircraft Holdings, Inc. *	33,053	500,753

		27,564,663

Information Technology — 15.96%
AVX Corp.	38,760	627,912
Belden, Inc.	10,117	773,647
Brocade Communications Systems, Inc.	99,105	1,235,839
Celestica, Inc. *	83,456	1,158,369
ChipMOS Technology, Inc. ADR	20,149	310,093
Convergys Corp.	30,042	745,642
CSG Systems International, Inc.	25,350	1,226,940
Diodes, Inc. *	28,230	702,645
Itron, Inc. *	30,702	1,894,313
IXYS Corp.	38,143	461,530
Kulicke & Soffa Industries, Inc. *	43,505	764,818
Mentor Graphics Corp.	47,905	1,768,174
Microsemi Corp. *	28,733	1,527,159
NETGEAR, Inc. *	9,314	529,967
Plantronics, Inc.	33,380	1,888,640
Sanmina Corp. *	66,572	2,592,979
ScanSource, Inc. *	13,495	533,727
Science Applications International Corp.	15,287	1,244,668
Sykes Enterprises, Inc. *	16,063	448,640
Tech Data Corp. *	18,563	1,588,250
Vishay Intertechnology, Inc.	150,505	2,498,383

		24,522,335

See accompanying notes which are an integral part of this schedule of investments.

Materials — 5.71%
A Schulman, Inc.	29,961	1,033,654
Cabot Corp.	27,944	1,547,259
Coeur Mining, Inc. *	83,298	970,422
Mercer International, Inc.	39,647	473,782
Olin Corp.	47,715	1,250,610
Owens-Illinois, Inc. *	65,026	1,228,991
Pan American Silver Corp.	61,712	1,205,235
Stepan Co.	13,532	1,056,985

		8,766,938

Real Estate — 9.91%
Apollo Commercial Real Estate Finance, Inc.	28,171	490,457
Ashford Hospitality Prime, Inc.	43,022	578,216
Ashford Hospitality Trust, Inc.	135,431	1,029,276
Brandywine Realty Trust	130,910	2,107,651
CBL & Associates Properties, Inc.	95,314	1,034,157
GEO Group, Inc./The	49,604	2,059,558
Hospitality Properties Trust	24,242	754,653
Mack-Cali Realty Corp.	64,948	1,819,843
Medical Properties Trust, Inc.	145,678	1,857,394
New Residential Investment Corp.	78,127	1,183,624
Pennsylvania Real Estate Investment Trust	79,597	1,425,582
RAIT Financial Trust	254,550	880,743

		15,221,154

Utilities — 3.71%
ALLETE, Inc.	33,593	2,195,303
IDACORP, Inc.	21,691	1,735,714
Portland General Electric Co.	40,541	1,767,993

		5,699,010

Total Common Stocks (Cost $118,137,362)		146,421,543

Money Market Securities — 4.59%
Federated Government Obligations Fund, Institutional Class, 0.45% (a)	7,046,016	7,046,016

Total Money Market Securities (Cost $7,046,016)		7,046,016

Total Investments – 99.91% (Cost $125,183,378)		153,467,559

Other Assets in Excess of Liabilities – 0.09%		139,842

NET ASSETS – 100.00%		$153,607,401

(a)	Rate disclosed is the seven day effective yield as of January 31, 2017.
*	Non-income producing security.
ADR	— American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At January 31, 2017, the cost and net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Tax Cost of Securities	$125,625,223
Gross Unrealized Appreciation	$32,894,500
Gross Unrealized (Depreciation)	(5,052,164)

Net Unrealized Appreciation on Investments	$27,842,336

At January 31, 2017, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and mark-to-market adjustments on passive foreign investment companies.

Foundry Partners Fundamental Small Cap Value Fund

Notes to the Schedule of Investments (Unaudited)

January 31, 2017

The Foundry Partners Fundamental Small Cap Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income –The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund holds Real Estate Investment Trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the REITs underlying taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from REITs that represent a return of capital or capital gains are recorded as a reduction of the cost of the REITs or as a realized gain, respectively.

Securities Valuation and Fair Value Measurements –All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation dates.

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the Fund. These securities are categorized as Level 1 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the Fund. These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, Foundry Partners, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

Assets	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Common Stocks*	$146,421,543	$—	$—	$146,421,543
Money Market Securities	7,046,016	—	—	7,046,016

Total	$153,467,559	$—	$—	$153,467,559

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments during the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.

The following is a summary of the transfers between Level 1 and Level 2 of the fair value hierarchy as of January 31, 2017 based on input levels assigned at October 31, 2016:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Common Stocks	$—	$359,348

Transfers from Level 2 to Level 1 represent securities which were fair valued at the October 31, 2016 but not at January 31, 2017.

Green Owl Intrinsic Value Fund

Schedule of Investments

January 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 93.16%
Consumer Discretionary — 14.19%
CarMax, Inc. *	30,240	$2,017,310
CBS Corp., Class B	36,230	2,336,473
General Motors Co.	70,600	2,584,666
Harley-Davidson, Inc.	26,535	1,513,556
Walt Disney Co./The	12,100	1,338,865

		9,790,870

Consumer Staples — 5.99%
Coca-Cola Co./The	12,470	518,378
CVS Health Corp.	28,670	2,259,483
Walgreens Boots Alliance, Inc.	16,575	1,358,156

		4,136,017

Energy — 4.58%
Halliburton Co.	38,200	2,160,974
Schlumberger Ltd.	7,895	660,890
TechnipFMC PLC *	10,000	336,200

		3,158,064

Financials — 30.86%
American Express Co.	30,610	2,337,992
Aon PLC	17,900	2,017,330
Bank of America Corp.	112,175	2,539,642
Bank of New York Mellon Corp./The	26,675	1,193,173
Berkshire Hathaway, Inc., Class B *	28,815	4,729,694
Citigroup, Inc.	30,000	1,674,900
JPMorgan Chase & Co.	36,230	3,066,145
Leucadia National Corp.	80,485	1,919,567
Wells Fargo & Co.	32,255	1,816,924

		21,295,367

Health Care — 2.58%
McKesson Corp.	12,800	1,781,120

Industrials — 23.00%
AMERCO	4,097	1,543,217
American Airlines Group, Inc.	36,640	1,621,320
Boeing Co./The	15,190	2,482,350
Jacobs Engineering Group, Inc. *	34,724	2,033,090
Quanta Services, Inc. *	98,955	3,551,495
Robert Half International, Inc.	32,218	1,516,179
United Parcel Service, Inc., Class B	11,520	1,257,178
Valmont Industries, Inc.	12,953	1,865,232

		15,870,061

Information Technology — 9.04%
Alphabet, Inc., Class A *	773	634,007
Alphabet, Inc., Class C *	2,553	2,034,205
Apple, Inc.	29,430	3,571,330

		6,239,542

Real Estate — 2.92%
CBRE Group, Inc., Class A *	66,450	2,017,422

Total Common Stocks (Cost $45,495,288)		64,288,463

See accompanying notes which are an integral part of this schedule of investments.

Green Owl Intrinsic Value Fund

Schedule of Investments

January 31, 2017 (Unaudited)

	Shares	Fair Value
Money Market Securities — 6.80%
Federated Treasury Obligations Fund - Service Shares, 0.14% (a)	4,691,829	$4,691,829

Total Money Market Securities (Cost $4,691,829)		4,691,829

Total Investments – 99.96% (Cost $50,187,117)		68,980,292

Other Assets in Excess of Liabilities – 0.04%		24,235

NET ASSETS – 100.00%		$69,004,527

(a)	Rate disclosed is the seven day effective yield as of January 31, 2017.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”).The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At January 31, 2017, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$50,187,117

Gross Unrealized Appreciation	$18,935,463
Gross Unrealized Depreciation	(142,288)

Net Unrealized Appreciation on Investments	$18,793,175

See accompanying notes which are an integral part of this schedule of investments.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments

January 31, 2017

(Unaudited)

The Green Owl Intrinsic Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method.

Writing Options - The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period, or to the extent that some or all of the risk of the option has been offset by another option. When the Fund writes a covered call option, it maintains a segregated position within its account with its Custodian or as otherwise required by the rules of the exchange the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be affected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

The Fund may write put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a put option, it maintains a segregated position within its account with the Custodian of cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

The Fund will receive a premium from writing a put option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised, resulting in a potential capital loss unless the security subsequently appreciates in value.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments—continued

January 31, 2017

(Unaudited)

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and exchange-traded funds, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Written option contracts in which the Fund invests are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued at the mean of the last bid and ask prices. The options will generally be categorized as Level 1 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined by the Kovitz Investment Group Partners, LLC (the “Adviser”), in conformity with policies adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments—continued

January 31, 2017

(Unaudited)

In accordance with the Valued Advisers Trust (the “Trust”), the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$64,288,463	$—	$—	$64,288,463
Money Market Securities	4,691,829	—	—	4,691,829

Total	$68,980,292	$—	$—	$68,980,292

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of January 31, 2017 based on input levels assigned as October 31, 2016.

Granite Value Fund

Schedule of Investments

January 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.82%
Consumer Discretionary — 16.13%
Carnival Corp.	4,145	$229,550
Comcast Corp., Class A	3,675	277,168
General Motors Co.	11,315	414,242
Mattel, Inc.	6,615	173,379
TJX Cos., Inc./The	2,760	206,779
Viacom, Inc., Class B	3,745	157,814
Whirlpool Corp.	930	162,648

		1,621,580

Consumer Staples — 9.78%
Coca-Cola Co./The	7,000	290,990
Danone SA ADR	14,435	181,159
Unilever PLC ADR	6,840	281,192
Wal-Mart Stores, Inc.	3,440	229,586

		982,927

Energy — 12.92%
Cimarex Energy Co.	1,550	209,576
Royal Dutch Shell PLC ADR	6,740	387,348
Schlumberger Ltd.	2,755	230,621
Southwestern Energy Co. *	23,020	207,410
Tenaris SA ADR	7,545	264,377

		1,299,332

Financials — 18.49%
Alleghany Corp. *	605	370,000
American International Group, Inc.	6,125	393,592
Berkshire Hathaway, Inc., Class B *	3,120	512,117
Citigroup, Inc.	6,855	382,715
MetLife, Inc.	3,680	200,229

		1,858,653

Health Care — 16.02%
Abbott Laboratories	6,305	263,360
C.R. Bard, Inc.	860	204,104
Gilead Sciences, Inc.	3,210	232,565
Johnson & Johnson	1,580	178,935
McKesson Corp.	1,810	251,862
Merck & Co., Inc.	3,680	228,123
UnitedHealth Group, Inc.	1,555	252,065

		1,611,014

Industrials — 9.85%
Boeing Co./The	1,485	242,679
General Electric Co.	7,240	215,028
Honeywell International, Inc.	2,095	247,880
United Technologies Corp.	2,600	285,142

		990,729

Information Technology — 10.30%
Apple, Inc.	2,575	312,476
Microsoft Corp.	4,185	270,560
Oracle Corp.	6,380	255,902
Western Union Co./The	10,040	196,583

		1,035,521

Materials — 2.05%
Agrium, Inc.	2,000	205,820

See accompanying notes which are an integral part of this schedule of investments.

Granite Value Fund

Schedule of Investments – (continued)

January 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.82% – continued
Telecommunication Services — 2.09%
AT&T, Inc.	4,985	$210,168

Utilities — 2.19%
Calpine Corp. *	18,675	220,365

Total Common Stocks (Cost $8,606,027)		10,036,109

Money Market Securities — 0.16%
Fidelity Money Market Government Portfolio, Institutional Class, 0.47% (a)	15,872	15,872

Total Money Market Securities (Cost $15,872)		15,872

Total Investments – 99.98% (Cost $8,621,899)		10,051,981

Other Assets in Excess of Liabilities – 0.02%		1,772

NET ASSETS – 100.00%		$10,053,753

(a)	Rate disclosed is the seven day effective yield as of January 31, 2017.
*	Non-income producing security.

ADR — American Depositary Receipt

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At January 31, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$1,760,219
Gross unrealized depreciation	(318,198)

Net unrealized appreciation	$1,442,022

Aggregate cost of securities for federal income tax purposes	$8,609,959

See accompanying notes which are an integral part of this schedule of investments.

Granite Value Fund

Related Notes to the Schedule of Investments

January 31, 2017

(Unaudited)

The Granite Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities that are traded on any stock exchange are generally valued by the pricing agent at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing agent at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing agent at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing agent and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing agent with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when Granite Investment Advisors, Inc. (the “Adviser”) determines that the market quotation or the price provided by the pricing agent does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with policies adopted by and subject to review by the Board. These will generally be categorized as Level 3 securities.

Granite Value Fund

Related Notes to the Schedule of Investments – (continued)

January 31, 2017

(Unaudited)

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks*	$10,036,109	$—	$—	$10,036,109
Money Market Securities	15,872	—	—	15,872

Total	$10,051,981	$—	$—	$10,051,981

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments during the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of January 31, 2017 based on input levels assigned at October 31, 2016.

Sound Mind Investing Fund

Schedule of Investments

January 31, 2017 (Unaudited)

	Shares	Fair Value
Mutual Funds 87.49%
Mutual Funds Greater Than 1% of The Sound Mind Investing Fund’s Net Assets – 87.35%
Aegis Value Fund, Inc. (a)	274,471	$4,775,798
Artisan Value Fund – Advisor Class (a)	961,013	13,588,722
Champlain Small Company Fund – Institutional Class	605,116	12,035,763
Davis Opportunity Fund – Class Y	149,323	4,927,653
Dodge & Cox Stock Fund	38,970	7,345,922
Driehaus Micro Cap Growth Fund (a)*	635,332	8,068,716
Hodges Fund – Retail Class (a)*	187,117	8,938,569
Hotchkis and Wiley Mid-Cap Value Fund – Institutional Class	85,368	3,214,090
John Hancock – Classic Value Fund – Institutional Class	176,462	5,195,028
Kinetics Paradigm Fund – Institutional Class (a)*	325,627	12,627,826
Longleaf Partners Fund	270,236	6,988,306
Longleaf Partners International Fund (a)	930,494	13,082,741
Oakmark Fund – Investor Class	75,427	5,537,845
Oakmark International Fund – Investor Class	482,673	11,410,391
PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) – Institutional Class	730,087	5,643,570
PRIMECAP Odyssey Growth Fund – Institutional Class (a)	416,168	12,347,704
Prudential QMA Small-Cap Value Fund – Class Z	550,679	11,801,051
Royce Opportunity Fund – Investor Class	461,579	5,991,295
Third Avenue Value Fund – Institutional Class	134,205	6,887,414
Towle Deep Value Fund (a)*	239,243	4,897,299
Virtus Small-Cap Sustainable Growth Fund – Institutional Class (a)	357,325	7,475,233

Total Mutual Funds Greater Than 1% of the Sound Mind Investing Fund’s Net Assets (Cost $164,898,010)		172,780,936

Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets – 0.14%(b)
Allianz NFJ Dividend Value Fund – Institutional Class	200	3,370
Allianz NFJ Small-Cap Value Fund – Institutional Class	162	4,249
American Century Equity Income Fund – Investor Class	100	885
American Century International Discovery Fund – Institutional Class	250	3,259
AMG GW&K U.S. Small Cap Growth Fund – Institutional Class	100	468
Artisan International Small Cap Fund – Investor Class	150	3,055
Artisan International Value Fund – Investor Class	150	5,025
Artisan Mid Cap Value Fund – Investor Class	279	6,375
Artisan Small Cap Fund – Investor Class	250	7,327
BBH Core Select Fund – Class N	100	2,071
Berwyn Fund	100	3,037
BlackRock International Opportunities Portfolio – Institutional Class	100	3,197
Bridgeway Small-Cap Growth Fund – Class N	205	4,760
Bridgeway Small-Cap Value Fund – Class N	179	4,407
Buffalo Small Cap Fund, Inc.	150	2,358
Columbia Acorn International – Class Z	100	3,932
Columbia Acorn Select – Class Z	150	2,268
Columbia Contrarian Core Fund – Class Z	91	2,092
Columbia Small Cap Growth Fund I – Class Z	100	1,817
Delaware Select Growth Fund – Institutional Class	100	3,659
Delaware Small Cap Value Fund – Institutional Class	100	6,359
Delaware Smid Cap Growth Fund – Institutional Class	100	2,318
Delaware Value Fund – Institutional Class	144	2,835
Deutsche Small Cap Value Fund – Institutional Class	85	2,172
DFA International Small Cap Value Portfolio – Investor Class	100	1,984

See accompanying notes which are an integral part of this schedule of investments.

DFA International Small Company Portfolio – Institutional Class	100	1,799
DFA U.S. Small Cap Value Portfolio – Institutional Class	100	3,719
Dreyfus Opportunistic Small Cap Fund	100	3,416
Fairholme Fund	100	2,232
Fidelity Mid-Cap Stock Fund	150	5,277
Fidelity Small Cap Discovery Fund	100	3,181
Fidelity Small Cap Stock Fund	150	2,859
Fidelity Small Cap Value Fund	150	2,827
Franklin Small Cap Value Fund – Advisor Class	100	5,753
Hartford International Opportunities Fund/The– Class Y	248	3,834
Heartland Value Fund	100	4,005
Hennessy Focus Fund – Investor Class *	100	7,487
Invesco American Value Fund – Class R5	100	3,896
Janus Overseas Fund – Class T	100	2,684
Janus Venture Fund – Class T	100	6,635
JOHCM International Select Fund – Institutional Class	100	1,944
JPMorgan Disciplined Equity Fund – Institutional Class	100	2,416
JPMorgan Mid Cap Value Fund – Institutional Class	100	3,693
JPMorgan Small Cap Equity Fund – Select Class	226	11,908
Legg Mason Opportunity Trust – Institutional Class *	100	2,055
Longleaf Partners Small-Cap Fund	100	2,761
Lord Abbett Developing Growth Fund, Inc. – Institutional Class *	100	2,132
Mairs and Power Small Cap Fund	100	2,454
Morgan Stanley Institutional Fund, Inc. – Growth Portfolio – Institutional Class	100	3,876
Neuberger Berman Genesis Fund – Institutional Class	100	5,734
Nicholas Fund, Inc.	50	3,151
Oakmark International Small Cap Fund – Institutional Class	150	2,287
Oakmark Select Fund – Institutional Class	150	6,496
Oppenheimer International Small-Mid Company Fund – Class Y	100	3,825
Oppenheimer Mid Cap Value Fund – Class Y	100	5,638
Perkins Mid Cap Value Fund – Class T	200	3,388
PRIMECAP Odyssey Aggressive Growth Fund	100	3,454
Principal SmallCap Growth Fund I – Institutional Class	200	2,398
Royce Low-Priced Stock Fund – Investment Class	150	1,238
Royce Premier Fund – Investment Class	300	4,758
Royce Small-Cap Value Fund – Institutional Class	100	980
Royce Special Equity Fund – Institutional Class	150	3,187
Royce Special Equity Fund – Investment Class	100	2,143
T. Rowe Price International Discovery Fund	150	8,299
T. Rowe Price Mid-Cap Growth Fund	100	7,790
T. Rowe Price New Horizons Fund	100	4,519
T. Rowe Price Small-Cap Value Fund	100	4,499
Thornburg Value Fund – Institutional Class	100	5,790
TIAA-CREF International Equity Fund – Institutional Class	100	1,062
Touchstone Sands Capital Select Growth Fund – Class Y	100	1,446
Tweedy Browne Global Value Fund	150	3,799
Vanguard Strategic Equity Fund – Investor Class	100	3,281
Victory RS Small Cap Growth Fund – Class Y	100	6,977
Wasatch Emerging Markets Small Cap Fund	1,000	2,430
Wasatch International Growth Fund – Investor Class	150	4,158
Wasatch International Opportunities Fund – Institutional Class	1,000	3,030

Total Mutual Funds Less Than 1% of the Sound Mind Investing Fund’s Net Assets (Cost $237,223)		281,879

Total Mutual Funds (Cost $165,135,233)		173,062,815

Exchange-Traded Funds 12.52%
iShares Russell 2000 Value ETF	142,100	16,757,853
WisdomTree SmallCap Dividend ETF	98,100	7,993,188

See accompanying notes which are an integral part of this schedule of investments.

PowerShares High Yield Equity Dividend Achievers Portfolio	200	3,392

Total Exchange-Traded Funds (Cost $23,416,845)		24,754,433

Money Market Securities 0.08%
Fidelity Investments Government Money Market Portfolio — Institutional Class, 0.47% (c)	164,757	164,757

Total Money Market Securities (Cost $164,757)		164,757

Total Investments – 100.09% (Cost $188,716,835)		$197,982,005

Liabilities in Excess of Other Assets – (0.09)%		(179,004)

Net Assets – 100.00%		$197,803,001

(a)	In accordance with the Investment Company Act of 1940, as amended (the “1940 Act”) an issuer of any investment company security purchased or acquired by a registered investment company shall not be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days. As of January 31, 2017, the fair value, based on readily available market values and calculated based on the total assets, of such securities held by the Fund was $34,122,162 or 17.25% of net assets.
(b)	Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager’s opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2017.
*	Non-income producing security.

ETF – Exchange-Traded Fund

See accompanying notes which are an integral part of this schedule of investments.

SMI Conservative Allocation Fund

Schedule of Investments

January 31, 2017 (Unaudited)

	Shares	Fair Value
Mutual Funds — 39.95%
Scout Core Plus Bond Fund - Institutional Class	53,246	$1,665,532
Scout Unconstrained Bond Fund - Institutional Class	207,317	2,431,828
Vanguard High-Yield Corporate Fund - Admiral Class	134,830	790,105
Vanguard Short-Term Bond Index Fund - Admiral Class	156,019	1,628,838

Total Mutual Funds (Cost $6,588,569)		6,516,303

Exchange-Traded Funds — 59.48%
iShares MSCI EAFE ETF	55,175	3,290,085
SPDR S&P 500 ETF	14,165	3,222,962
Vanguard REIT ETF	38,700	3,187,719

Total Exchange-Traded Funds (Cost $9,441,203)		9,700,766

Money Market Securities — 0.74%
Fidelity Investments Government Money Market Portfolio—Institutional Class, 0.47% (a)	120,820	120,820

Total Money Market Securities (Cost $120,820)		120,820

Total Investments – 100.17% (Cost $16,150,592)		16,337,889

Liabilities in Excess of Other Assets – (0.17)%		(27,053)

NET ASSETS – 100.00%		$16,310,836

(a)	Rate disclosed is the seven day effective yield as of January 31, 2017.

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of this schedule of investments.

SMI Dynamic Allocation Fund

Schedule of Investments

January 31, 2017 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 99.83%
iShares MSCI EAFE ETF (a)	941,100	$56,117,793
SPDR S&P 500 ETF (a)	242,100	55,085,013
Vanguard REIT ETF (a)	653,400	53,820,558

Total Exchange-Traded Funds (Cost $160,655,321)		165,023,364

Money Market Securities — 0.03%
Fidelity Investments Government Money Market Portfolio – Institutional Class, 0.47% (b)	47,704	47,704

Total Money Market Securities (Cost $47,704)		47,704

Total Investments – 99.86% (Cost $160,703,025)		165,071,068

Other Assets in Excess of Liabilities – 0.14%		226,183

NET ASSETS – 100.00%		$165,297,251

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of January 31, 2017, the percentage of net assets invested in iShares MSCI EAFE ETF, SPDR S&P 500 ETF and Vanguard REIT ETF were 33.95%, 33.32% and 32.56%, respectively, of the Fund.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2017.

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of this schedule of investments.

SMI Bond Fund

Schedule of Investments

January 31, 2017 (Unaudited)

	Shares	Fair Value
Mutual Funds — 99.09%
Scout Core Plus Bond Fund - Institutional Class	54,604	$1,708,023
Scout Unconstrained Bond Fund - Institutional Class (a)	219,485	2,574,565
Vanguard High-Yield Corporate Fund - Admiral Class	147,986	867,195
Vanguard Short-Term Bond Index Fund - Admiral Class	165,526	1,728,087

Total Mutual Funds (Cost $6,946,640)		6,877,870

Money Market Securities — 0.70%
Fidelity Investments Government Money Market Portfolio – Institutional Class, 0.47% (b)	48,799	48,799

Total Money Market Securities (Cost $48,799)		48,799

Total Investments – 99.79% (Cost $6,995,439)		6,926,669

Other Assets in Excess of Liabilities – 0.21%		14,689

NET ASSETS – 100.00%		$6,941,358

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for this security can be found at www.sec.gov. As of January 31, 2017, the percentage of net assets invested in Scout Unconstrained Bond Fund was 37.09% of the Fund.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule of investments.

SMI 50/40/10 Fund

Schedule of Investments

January 31, 2017 (Unaudited)

	Shares	Fair Value
Mutual Funds – 49.95%
Aegis Value Fund, Inc.	61,625	$1,072,284
AlphaOne Small Cap Opportunities Fund – Institutional Class	27,881	366,078
Artisan Value Fund – Advisor Class	48,543	686,393
Dodge & Cox Stock Fund	2,004	377,707
Hodges Fund – Retail Class *	7,792	372,227
John Hancock – Classic Value Fund – Institutional Class	14,314	421,398
Kinetics Paradigm Fund – Institutional Class *	19,617	760,746
Longleaf Partners International Fund	57,118	803,083
Oakmark Fund – Investor Class	2,243	164,645
Oakmark International Fund – Investor Class	16,394	387,555
Oppenheimer International Small-Mid Company Fund – Class Y	100	3,825
ProFunds Semiconductor UltraSector – Investor Class (a)	42,655	1,736,496
Towle Deep Value Fund *	44,354	907,923
Virtus Small-Cap Sustainable Growth Fund – Institutional Class	31,042	649,404
Wasatch International Growth Fund – Investor Class	100	2,772

Total Mutual Funds (Cost $8,127,913)		8,712,536

Exchange-Traded Funds – 49.58%
iShares MSCI EAFE ETF	48,640	2,900,403
SPDR S&P 500 ETF	12,700	2,889,631
Vanguard REIT ETF	34,690	2,857,415

Total Exchange-Traded Funds (Cost $8,418,958)		8,647,449

Money Market Securities – 0.22%
Fidelity Investments Government Money Market Portfolio – Institutional Class, 0.47% (b)	39,431	39,431

Total Money Market Securities (Cost $39,431)		39,431

Total Investments – 99.75% (Cost $16,586,302)		17,399,416

Other Assets in Excess of Liabilities – 0.25%		43,138

NET ASSETS – 100.00%		$17,442,554

(a)	In accordance with the 1940 Act an issuer of any investment company security purchased or acquired by a registered investment company shall not be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days. As of January 31, 2017, the fair value, based on readily available market values and calculated based on the total assets, of such securities held by the Fund was $335,130 or 1.92% of net assets.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2017.
*	Non-income producing security.

ETF – Exchange-Traded Fund

REIT – Real Estate Investment Trust

SPDR – Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of this schedule of investments.

At January 31, 2017, the net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

	Sound Mind Investing Fund	SMI Conservative Allocation Fund	SMI Dynamic Allocation Fund	SMI Bond Fund	SMI 50/40/10 Fund
Gross appreciation	$9,992,475	$258,983	$4,389,534	$—	$839,602
Gross depreciation	(728,833)	(72,266)	(26,748)	(70,553)	(26,488)

Net appreciation (depreciation) on investments	$9,263,642	$186,717	$4,362,786	$(70,553)	$813,114

Tax cost of investments	$188,718,363	$16,151,172	$160,708,282	$6,997,222	$16,586,302

At January 31, 2017, the difference between book basis and tax basis unrealized appreciation for the Funds was attributable primarily to the tax deferral of losses on wash sales.

SMI Funds

Notes to the Schedule of Investments

January 31, 2017

(Unaudited)

The Sound Mind Investing Fund (“SMI Fund”), SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund, SMI Bond Fund and SMI 50/40/10 Fund (each a “Fund” and collectively, the “Funds”) are each investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are broken out as such. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

SMI Funds

Notes to the Schedule of Investments - continued

January 31, 2017

(Unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the Fund. These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, SMI Advisory Services, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

SMI Funds

Notes to the Schedule of Investments - continued

January 31, 2017

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2017:

	Valuation Inputs
SMI Fund	Level 1	Level 2	Level 3	Total
Mutual Funds	$173,058,816	$3,999	$—	$173,062,815
Exchange-Traded Funds	24,754,433	—	—	24,754,433
Money Market Securities	164,757	—	—	164,757

Total Investments	$197,978,006	$3,999	$—	$197,982,005

	Valuation Inputs
SMI Conservative Allocation Fund	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,516,303	$—	$—	$6,516,303
Exchange-Traded Funds	9,700,766	—	—	9,700,766
Money Market Securities	120,820	—	—	120,820

Total Investments	$16,337,889	$—	$—	$16,337,889

	Valuation Inputs
SMI Dynamic Allocation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$165,023,364	$—	$—	$165,023,364
Money Market Securities	47,704	—	—	47,704

Total Investments	$165,071,068	$—	$—	$165,071,068

	Valuation Inputs
SMI Bond Fund	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,877,870	$—	$—	$6,877,870
Money Market Securities	48,799	—	—	$48,799

Total Investments	$6,926,669	$—	$—	$6,926,669

	Valuation Inputs
SMI 50/40/10 Fund	Level 1	Level 2	Level 3	Total
Mutual Funds	$8,712,536	$—	$—	$8,712,536
Exchange-Traded Funds	8,647,449	—	—	8,647,449
Money Market Securities	39,431	—	—	39,431

Total Investments	$17,399,416	$—	$—	$17,399,416

SMI Funds

Notes to the Schedule of Investments - continued

January 31, 2017

(Unaudited)

The Funds did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. The transfers from Level 1 to Level 2 represent securities which were fair valued at the end of the period that were not at the beginning of the period. The following is a summary of the transfer between Level 1 and Level 2 of the fair value hierarchy as of January 31, 2017 based on input levels assigned at October 31, 2016:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
SMI Fund
Mutual Funds	$3,999	$—

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Valued Advisers Trust

By	/s/ Bo J. Howell
Bo J. Howell, President and Principal Executive Officer

Date	3/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Bo J. Howell
Bo J. Howell, President and Principal Executive Officer

Date	3/24/2017

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	3/24/2017